GENERAL INFORMATION (Details) - Schedule of subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Latam Travel Chile S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.518.860-6			96.518.860-6
Company		Latam Travel Chile S.A. and Subsidiary			Latam Travel Chile S.A. and Subsidiary
Assets					$ 10,841
Liabilities					3,909
Equity					6,932
Gain /(loss)					2,385
Latam Travel Chile S.A. and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.680-0
Company	[1]	Lan Pax Group S.A. and Subsidiaries (*)
Assets		$ 404,944		632,673	526,017
Liabilities		1,624,944		1,487,248	1,281,800
Equity		(1,219,539)		(853,624)	(751,960)
Gain /(loss)		$ (290,980)		(26,551)	$ (48,061)
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Latam Airlines Per S.A.			Latam Airlines Per S.A.
Assets		$ 661,721		519,363	$ 419,325
Liabilities		486,098		510,672	409,221
Equity		175,623		8,691	10,104
Gain /(loss)		$ (175,485)		(3,550)	$ 5,416
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		93.383.000-4			93.383.000-4
Company		Lan Cargo S.A.			Lan Cargo S.A.
Assets		$ 749,789		634,852	$ 513,367
Liabilities		567,128		462,666	336,715
Equity		182,661		172,186	176,652
Gain /(loss)		$ 10,936		(4,157)	$ (34,322)
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Connecta Corporation			Connecta Corporation
Assets		$ 57,922		64,110	$ 66,593
Liabilities		17,335		24,023	28,183
Equity		40,587		40,087	38,410
Gain /(loss)		$ 500		1,677	$ 16,923
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Prime Airport Services Inc. and Subsidiary (*)	[1]		Prime Airport Services Inc. and Subsidiary
Assets		$ 25,050		22,068	$ 15,817
Liabilities		26,265		23,102	17,654
Equity		(1,215)		(1,034)	(1,837)
Gain /(loss)		$ (181)		802	$ 1,225
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.951.280-7			96.951.280-7
Company		Transporte Areo S.A.			Transporte Areo S.A.
Assets		$ 546,216		359,335	$ 331,496
Liabilities		347,714		142,423	129,233
Equity		198,502		216,912	202,263
Gain /(loss)		$ (39,032)		14,610	$ (17,609)
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.631.520-2			96.631.520-2
Company		Fast Air Almacenes de Carga S.A.			Fast Air Almacenes de Carga S.A.
Assets		$ 20,132		20,182	$ 17,057
Liabilities		11,576		12,601	9,614
Equity		8,556		7,581	7,443
Gain /(loss)		$ 500		796	$ (3)
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Laser Cargo S.R.L.			Laser Cargo S.R.L.
Assets		$ (6)		(10)	$ 26
Liabilities					13
Equity		(6)		(10)	13
Gain /(loss)					$ (3)
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Lan Cargo Overseas Limited and Subsidiaries (*)	[1]		Lan Cargo Overseas Limited and Subsidiaries
Assets		$ 218,435		48,929	$ 53,326
Liabilities		14,355		15,228	13,040
Equity		203,829		33,450	40,028
Gain /(loss)		$ (92,623)		(6,579)	$ 19,121
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.690-8			96.969.690-8
Company		Lan Cargo Inversiones S.A. and Subsidiary (*)	[1]		Lan Cargo Inversiones S.A. and Subsidiary
Assets		$ 250,027		65,422	$ 181,522
Liabilities		86,691		78,890	192,059
Equity		130,823		(12,111)	(9,614)
Gain /(loss)		$ 1,452		(2,497)	$ 497
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.575.810-0			96.575.810-0
Company		Inversiones Lan S.A. and Subsidiaries (*)	[1]		Inversiones Lan S.A. and Subsidiaries
Assets		$ 1,394		1,329	$ 1,383
Liabilities		65		50	50
Equity		1,329		1,279	1,333
Gain /(loss)		$ 50		(54)	$ (4,774)
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.847.880-K			96.847.880-K
Company		Technical Trainning LATAM S.A.			Technical Trainning LATAM S.A.
Assets		$ 2,181		2,378	$ 2,879
Liabilities		625		1,075	1,031
Equity		1,556		1,303	1,848
Gain /(loss)		$ 60		(282)	$ 884
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Latam Finance Limited			Latam Finance Limited
Assets		$ 1,310,735		1,362,762	$ 679,034
Liabilities		1,584,311		1,531,238	756,774
Equity		(273,576)		(168,476)	(77,740)
Gain /(loss)		$ (105,100)		(90,736)	$ (47,723)
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Peuco Finance Limited			Peuco Finance Limited
Assets		$ 1,307,721		664,458	$ 608,191
Liabilities		$ 1,307,721		664,458	$ 608,191
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Profesional Airline Services INC.			Profesional Airline Services INC.
Assets		$ 17,345		3,509	$ 2,430
Liabilities		14,772		1,950	1,967
Equity		2,573		1,559	463
Gain /(loss)		$ 1,014		1,096	$ 197
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		Jarletul S.A.			Jarletul S.A.
Assets		$ 34		150	$ 18
Liabilities		1,076		860	125
Equity		(1,042)		(710)	(107)
Gain /(loss)		$ (332)		(603)	$ (107)
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign			Foreign
Company		TAM S.A. and Subsidiaries (*)	[1]		TAM S.A. and Subsidiaries (*)	[2]
Assets		$ 3,110,055		5,090,180	$ 4,420,546
Liabilities		3,004,935		3,550,875	3,256,017
Equity		105,120		1,539,305	1,164,529
Gain /(loss)		$ (1,025,814)		$ 186,140	$ 389,072

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	As of December 31, 2020, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.